Restricted Short Term Bank Deposits (Details) - Eco Wave Power Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Short Term Bank Deposits [Line Items]
Deposit amount	$ 63	$ 63
Bear interest at an average annual rate of prime percentage	4.20%